Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of compensation for key management personnel

For the years ended December 31	2022	2021
Salaries and short-term employee benefits[1]	$6,836	$6,064
Share-based payments[2]	5,054	2,337
	$11,890	$8,401
1.	Includes salary, benefits and bonuses earned in the period.
2.	Represents stock options, restricted share units, and deferred share units.